Note 5 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2023	185,368,915	(36,346,892)	149,022,023
- Depreciation for the year	-	(10,966,621)	(10,966,621)
- Vessel acquisitions and improvements	65,472,714	-	65,472,714
Balance, December 31, 2023	250,841,629	(47,313,513)	203,528,116
- Depreciation for the year	-	(13,877,730)	(13,877,730)
- Vessel acquisitions and improvements	1,339,053	-	1,339,053
- Vessel held for sale	(5,231,397)	2,504,133	(2,727,264)
- Impairment loss	(7,072,940)	4,276,335	(2,796,605)
Balance, December 31, 2024	239,876,345	(54,410,775)	185,465,570